INITIAL PUBLIC OFFERING - Reconciliation of ordinary share (Details) - Mars Acquisition Corporation - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INITIAL PUBLIC OFFERING
Remeasurement of ordinary shares subject to possible redemption	$ (2,171,209)	$ (8,430,273)
Common class subject to redemption
INITIAL PUBLIC OFFERING
Gross proceeds	69,000,000	69,000,000
Proceeds allocated to public rights	(876,833)	(876,833)
Offering costs allocated to ordinary shares subject to possible redemption	(3,965,620)	(3,965,620)
Redemption of shares	(51,616,246)
Remeasurement of ordinary shares subject to possible redemption	10,601,482	8,430,273
Ordinary shares subject to possible redemption	$ 23,142,783	$ 72,587,820